PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 94.4%

Advertising — 0.6%
The Trade Desk, Inc., Class A*	1,767	$341,031

Aerospace & Defense — 3.9%
Aerojet Rocketdyne Holdings, Inc.*	18,658	780,464
HEICO Corp., Class A	4,340	277,326
Hexcel Corp.	7,332	272,677
Teledyne Technologies, Inc.*	3,194	949,481

		2,279,948

Apparel — 0.5%
Columbia Sportswear Co.	4,095	285,708

Banks — 0.8%
First Republic Bank	2,895	238,201
Pinnacle Financial Partners, Inc.	6,260	235,000

		473,201

Biotechnology — 7.9%
ACADIA Pharmaceuticals, Inc.*	3,501	147,917
Amarin Corp. PLC ADR*	23,397	93,588
Atreca, Inc., Class A*	12,275	203,151
Beam Therapeutics, Inc.*	10,670	192,060
Bluebird Bio, Inc.*	4,902	225,296
Centogene N.V.*	19,665	393,300
Exelixis, Inc.*	39,336	677,366
Guardant Health, Inc.*	8,268	575,453
Incyte Corp.*	5,827	426,711
Moderna, Inc.*	15,928	477,043
Rigel Pharmaceuticals, Inc.*	63,634	99,269
Seattle Genetics, Inc.*	4,128	476,289
Stemline Therapeutics, Inc.*	42,983	208,038
Y-mAbs Therapeutics, Inc.*	13,266	346,243

		4,541,724

Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	6,998	302,663

Chemicals — 3.0%
Ashland Global Holdings, Inc.	13,212	661,525
Ingevity Corp.*	5,438	191,418
RPM International, Inc.	15,301	910,409

		1,763,352

Commercial Services — 6.0%
Avalara, Inc.*	8,513	635,070
Booz Allen Hamilton Holding Corp.	17,124	1,175,391
Bright Horizons Family Solutions, Inc.*	4,719	481,338
Chegg, Inc.*	6,170	220,763
MarketAxess Holdings, Inc.	1,900	631,883
Rollins, Inc.	8,530	308,274

		3,452,719

Computers — 1.0%
Lumentum Holdings, Inc.*	7,754	571,470

Distribution & Wholesale — 0.7%
SiteOne Landscape Supply, Inc.*	5,489	404,100

	Number of Shares	Value†
Diversified Financial Services — 1.6%
Cboe Global Markets, Inc.	6,243	$557,188
Houlihan Lokey, Inc.	6,691	348,735

		905,923

Electrical Components & Equipment — 1.6%
Novanta, Inc.*	11,576	924,691

Electronics — 5.4%
Allegion PLC	9,194	846,032
Badger Meter, Inc.	13,635	730,836
Keysight Technologies, Inc.*	5,502	460,407
PerkinElmer, Inc.	14,106	1,061,900

		3,099,175

Entertainment — 0.8%
Vail Resorts, Inc.	2,999	442,982

Food — 1.4%
BellRing Brands, Inc., Class A*	20,442	348,536
Beyond Meat, Inc.*	1,300	86,580
Lamb Weston Holdings, Inc.	6,186	353,221

		788,337

Hand & Machine Tools — 1.1%
Colfax Corp.*	31,577	625,225

Healthcare Products — 10.0%
10X Genomics, Inc., Class A*	3,342	208,273
Bio-Techne Corp.	3,610	684,528
Castle Biosciences, Inc.*	9,720	289,753
Glaukos Corp.*	6,198	191,270
Nevro Corp.*	4,107	410,618
NuVasive, Inc.*	8,705	440,995
Silk Road Medical, Inc.*	5,318	167,411
Tandem Diabetes Care, Inc.*	7,943	511,132
Teleflex, Inc.	3,008	880,923
The Cooper Cos., Inc.	2,403	662,435
West Pharmaceutical Services, Inc.	8,794	1,338,887

		5,786,225

Healthcare Services — 3.1%
Molina Healthcare, Inc.*	6,364	889,114
Teladoc Health, Inc.*	5,780	895,958

		1,785,072

Household Products & Wares — 0.9%
Avery Dennison Corp.	5,066	516,073

Insurance — 0.5%
Brown & Brown, Inc.	8,027	290,738

Internet — 3.3%
Anaplan, Inc.*	12,440	376,435
Okta, Inc.*	6,863	839,070
Zendesk, Inc.*	10,435	667,944

		1,883,449

Leisure Time — 0.9%
Peloton Interactive, Inc., Class A*	12,426	329,910

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Leisure Time — (continued)
Planet Fitness, Inc., Class A*	4,024	$195,969

		525,879

Lodging — 0.5%
Choice Hotels International, Inc.	4,659	285,364

Machinery - Diversified — 2.2%
Graco, Inc.	3,398	165,584
IDEX Corp.	4,457	615,556
Xylem, Inc.	7,313	476,296

		1,257,436

Metal Fabricate/Hardware — 0.7%
RBC Bearings, Inc.*	3,566	402,209

Miscellaneous Manufacturing — 0.9%
John Bean Technologies Corp.	3,789	281,409
Standex International Corp.	4,663	228,580

		509,989

Office & Business Equipment — 1.1%
Zebra Technologies Corp., Class A*	3,537	649,393

Pharmaceuticals — 8.1%
Agios Pharmaceuticals, Inc.*	16,610	589,323
Alector, Inc.*	13,453	324,621
BioSpecifics Technologies Corp.*	3,156	178,535
DexCom, Inc.*	3,936	1,059,847
Elanco Animal Health, Inc.*	17,128	383,496
GW Pharmaceuticals PLC ADR*	2,362	206,840
Neogen Corp.*	7,389	494,989
Neurocrine Biosciences, Inc.*	9,502	822,398
Sarepta Therapeutics, Inc.*	6,168	603,354

		4,663,403

Retail — 6.3%
Burlington Stores, Inc.*	5,203	824,467
Domino’s Pizza, Inc.	2,336	757,028
Dunkin’ Brands Group, Inc.	11,490	610,119
Five Below, Inc.*	5,691	400,533
Floor & Decor Holdings, Inc., Class A*	11,835	379,785
Wingstop, Inc.	8,487	676,414

		3,648,346

Semiconductors — 5.7%
Entegris, Inc.	20,967	938,693
Marvell Technology Group Ltd.	15,443	349,475
MKS Instruments, Inc.	8,414	685,320
Monolithic Power Systems, Inc.	4,377	732,972
Teradyne, Inc.	11,246	609,196

		3,315,656

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	2,985	543,897

Software — 11.8%
Alteryx, Inc., Class A*	3,205	305,020
Bill.Com Holdings, Inc.*	6,637	226,985
Black Knight, Inc.*	10,254	595,347

	Number of Shares	Value†
Software — (continued)
Cloudflare, Inc., Class A*	27,364	$642,507
Coupa Software, Inc.*	5,066	707,872
Datadog, Inc., Class A*	12,635	454,607
DocuSign, Inc.*	11,031	1,019,265
Dynatrace, Inc.*	22,159	528,271
Elastic N.V.*	4,916	274,362
HubSpot, Inc.*	4,695	625,327
Paycom Software, Inc.*	2,126	429,473
RingCentral, Inc., Class A*	1,489	315,534
Tyler Technologies, Inc.*	2,247	666,370

		6,790,940

Transportation — 0.7%
Old Dominion Freight Line, Inc.	2,897	380,195

TOTAL COMMON STOCKS (Cost $56,214,452)		54,436,513

REAL ESTATE INVESTMENT TRUSTS — 2.0%

Building & Real Estate — 1.3%
Equity LifeStyle Properties, Inc.	13,284	763,564

Storage & Warehousing — 0.7%
Terreno Realty Corp.	8,103	419,330

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,201,865)		1,182,894

SHORT-TERM INVESTMENTS — 3.4%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $1,951,444)	1,951,444	1,951,444

TOTAL INVESTMENTS — 99.8% (Cost $59,367,761)		57,570,851
Other Assets & Liabilities — 0.2%		123,784

TOTAL NET ASSETS — 100.0%		$57,694,635

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.